SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is February 29, 2024.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® MID CAP GROWTH FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® CORE EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® TECHNOLOGY FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® LOW VOLATILITY EQUITY FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND	MFS® VALUE FUND

Effective immediately, the first sentence of the third paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D - PORTFOLIO MANAGER(S)" is hereby restated as follows:
With respect to each portfolio manager except Ms. Camille Humphries Lee and Messrs. Joseph MacDougall, John Mahoney, and Nicholas Paul, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

Effective immediately, the seventh paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D - PORTFOLIO MANAGER(S)" is hereby restated as follows:
With respect to Ms. Camille Humphries Lee and Messrs. Joseph MacDougall, John Mahoney, and Nicholas Paul, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance). The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager.  A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Research International Fund only, as follows:
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended August 31, 2023, unless otherwise indicated. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Research International Fund	Camille Humphries Lee	B
	John Mahoney[1]	N
	Nicholas Paul	C
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2024.

1052263                                    1                                                                                         DECEMBER-SAI-COMBINED-SUP-I-022924

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended August 31, 2023, unless otherwise indicated:
	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Research International Fund		Camille Humphries Lee	Registered Investment Companies[2]	6	$56.8 billion
			Other Pooled Investment Vehicles	3	$296.7 million
			Other Accounts	2	$208.0 million
		John Mahoney[1]	Registered Investment Companies[2]	6	$57.0 billion
			Other Pooled Investment Vehicles	3	$315.1 million
			Other Accounts	2	$247.0 million
		Nicholas Paul	Registered Investment Companies[2]	6	$56.8 billion
			Other Pooled Investment Vehicles	3	$296.7 million
			Other Accounts	2	$208.0 million
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2024.
[2]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

1052263                                    2                                                                                         DECEMBER-SAI-COMBINED-SUP-I-022924